Premises And Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 2,125,907	¥ 2,029,881
Less accumulated depreciation	1,066,853	1,042,407
Premises and equipment-net	1,059,054	987,474
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	379,943	381,977
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	723,902	708,223
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	767,733	687,228
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	236,353	233,123
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 17,976	¥ 19,330